Note 8 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 17,310	$ 166,364
Total gains	29,870	19,644
Purchases	(6,293)	11,502
Sales	(2,371)	(25,575)
Settlements	(80,038)	(154,625)
Balance, end of period	$ (41,522)	$ 17,310